BORROWINGS	12 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.	BORROWINGS

Borrowings consisted of the following:

	September 30,
	2017	2018
	RMB	RMB
Borrowing from Bank of Communications under Zhengzhou Branch, originally due on May 18, 2017 and extended to November 18, 2017 with annual interest rate of 5.87% and 6.41% at September 30, 2016 and 2017, respectively, secured by Zhengzhou Branch’s plant and equipment and is guaranteed by the Chairman of the Company, fully repaid on January 8, 2018	15,000	-
Short-term borrowings	15,000	-

Borrowing from Shanghai Pudong Development Bank under Beijing Origin, due on December 8, 2017 with annual interest rate of 6.18%, guaranteed by the Company’s chairman, fully paid on December 27, 2017	20,000	-
Borrowing from Beijing Agriculture Finance Leasing, LLC.(“BAFL”) under Beijing Origin, payable on installment, due on December 29 , 2020 with annual interest rate of 6%, secured by Beijing’s properties and land use right *	72,273	78,235
Long-term borrowings	92,273	78,235

Current portion of long-term borrowings	35,504	78,235

Non-current portion of long-term borrowings	56,769	-

* Beijing Origin did not make any principal payments for the borrowing. Beijing Origin entered into negotiations with BAFL regarding modification of payment schedule. As of the date of this report, there is no formed agreements signed regarding modification of payment schedule. As of September 30, 2018, the Company reclassified the borrowing as current liability in consolidated balance sheets result from the default.

Interest expense related to borrowings amounted to RMB7,607, RMB8,760 and RMB15,370 for the years ended September 30,
2016, 2017 and 2018
, respectively.